Portfolio of investments—April 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.50%
Communication services: 10.48%
Entertainment: 4.32%
Live Nation Entertainment, Inc.†	128,072	$20,227,692
Netflix, Inc.†	121,283	11,353,301
Roblox Corp. Class A†	121,828	6,732,215
Spotify Technology SA†	6,854	3,060,654
TKO Group Holdings, Inc. Class A	90,930	16,921,164
		58,295,026
Interactive media & services: 6.16%
Alphabet, Inc. Class A	216,001	83,117,185
Consumer discretionary: 13.12%
Automobiles: 1.13%
Ferrari NV	43,924	15,254,805
Broadline retail: 4.68%
Amazon.com, Inc.†	190,723	50,553,038
MercadoLibre, Inc.†	7,025	12,593,226
		63,146,264
Hotels, restaurants & leisure: 5.05%
DoorDash, Inc. Class A†	97,218	16,395,816
Hilton Worldwide Holdings, Inc.	57,095	18,502,777
Starbucks Corp.	174,844	18,416,318
Viking Holdings Ltd.†	181,422	14,860,276
		68,175,187
Specialty retail: 0.82%
Carvana Co. Class A†	28,143	11,139,000
Textiles, apparel & luxury goods: 1.44%
Amer Sports, Inc.†	257,118	9,017,128
Deckers Outdoor Corp.†	101,864	10,410,501
		19,427,629
Consumer staples: 1.44%
Consumer staples distribution & retail: 1.44%
Walmart, Inc.	146,830	19,371,282
Financials: 2.60%
Capital markets: 1.88%
Morgan Stanley	70,247	13,388,375
Robinhood Markets, Inc. Class A†	165,657	12,074,739
		25,463,114
Financial services: 0.72%
Affirm Holdings, Inc.†	150,674	9,685,325
See accompanying notes to portfolio of investments
Allspring Premier Large Company Growth Fund | 1

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Health care: 11.09%
Biotechnology: 3.11%
argenx SE ADR†	16,325	$12,761,579
BridgeBio Pharma, Inc.†	130,787	9,300,264
Insmed, Inc.†	56,483	7,700,327
Natera, Inc.†	58,809	12,124,064
		41,886,234
Health care equipment & supplies: 1.84%
Edwards Lifesciences Corp.†	155,654	12,997,109
Medline, Inc. Class A†	265,373	11,801,137
		24,798,246
Health care providers & services: 2.28%
Cencora, Inc.	47,227	14,546,388
McKesson Corp.	19,944	16,258,349
		30,804,737
Pharmaceuticals: 3.86%
AstraZeneca PLC	91,083	17,066,222
Elanco Animal Health, Inc.†	497,599	11,131,290
Eli Lilly & Co.	25,621	23,945,386
		52,142,898
Industrials: 18.15%
Aerospace & defense: 3.46%
Axon Enterprise, Inc.†	22,414	9,005,049
General Electric Co.	70,569	20,460,070
Howmet Aerospace, Inc.	71,001	17,256,083
		46,721,202
Building products: 1.86%
Johnson Controls International PLC	172,246	25,153,083
Commercial services & supplies: 1.76%
Cintas Corp.	59,042	10,315,228
Rollins, Inc.	241,093	13,436,113
		23,751,341
Construction & engineering: 3.98%
Comfort Systems USA, Inc.	15,556	28,626,929
Quanta Services, Inc.	34,530	25,129,898
		53,756,827
Electrical equipment: 3.53%
GE Vernova, Inc.	23,655	25,629,246
Vertiv Holdings Co. Class A	66,863	21,963,827
		47,593,073
See accompanying notes to portfolio of investments
2 | Allspring Premier Large Company Growth Fund

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Ground transportation: 0.84%
XPO, Inc.†	51,255	$11,282,763
Machinery: 0.84%
Symbotic, Inc. Class A†	192,578	11,381,360
Professional services: 1.88%
UL Solutions, Inc. Class A	280,419	25,375,115
Information technology: 40.48%
Communications equipment: 2.59%
Arista Networks, Inc.†	130,066	22,463,699
Lumentum Holdings, Inc.†	13,800	12,452,016
		34,915,715
Electronic equipment, instruments & components: 2.64%
Amphenol Corp. Class A	149,464	22,011,563
Teledyne Technologies, Inc.†	21,167	13,670,707
		35,682,270
IT services: 2.33%
Cloudflare, Inc. Class A†	66,397	13,609,393
Shopify, Inc. Class A†	147,678	17,888,236
		31,497,629
Semiconductors & semiconductor equipment: 23.56%
Broadcom, Inc.	184,137	76,864,308
KLA Corp.	12,765	22,343,218
MACOM Technology Solutions Holdings, Inc.†	37,018	10,424,639
Micron Technology, Inc.	23,706	12,259,795
Monolithic Power Systems, Inc.	11,834	19,104,928
NVIDIA Corp.	638,187	127,362,980
STMicroelectronics NV	315,846	17,415,748
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	81,166	32,146,606
		317,922,222
Software: 7.39%
AppLovin Corp. Class A†	22,550	10,065,193
Circle Internet Group, Inc. Class A†	71,797	6,524,911
Microsoft Corp.	203,885	83,140,225
		99,730,329
Technology hardware, storage & peripherals: 1.97%
Sandisk Corp.†	12,466	13,669,094
Seagate Technology Holdings PLC	19,115	12,876,628
		26,545,722
Materials: 1.22%
Construction materials: 1.22%
Vulcan Materials Co.	54,745	16,518,756
See accompanying notes to portfolio of investments
Allspring Premier Large Company Growth Fund | 3

Portfolio of investments—April 30, 2026 (unaudited)

	Shares	Value
Utilities: 0.92%
Independent power and renewable electricity producers: 0.92%
Vistra Corp.	78,300	$12,358,872
Total common stocks (Cost $793,173,593)		1,342,893,211

		Yield
Short-term investments: 1.40%
Investment companies: 1.40%
Allspring Government Money Market Fund Select Class♠∞		3.60%	18,951,834	18,951,834
Total short-term investments (Cost $18,951,834)				18,951,834
Total investments in securities (Cost $812,125,427)	100.90%			1,361,845,045
Other assets and liabilities, net	(0.90)			(12,152,203)
Total net assets	100.00%			$1,349,692,842

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$35,955,183	$409,845,553	$(426,848,902)	$0	$0	$18,951,834	18,951,834	$468,881
See accompanying notes to portfolio of investments
4 | Allspring Premier Large Company Growth Fund

Notes to portfolio of investments—April 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Premier Large Company Growth Fund | 5

Notes to portfolio of investments—April 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$141,412,211	$0	$0	$141,412,211
Consumer discretionary	177,142,885	0	0	177,142,885
Consumer staples	19,371,282	0	0	19,371,282
Financials	35,148,439	0	0	35,148,439
Health care	149,632,115	0	0	149,632,115
Industrials	245,014,764	0	0	245,014,764
Information technology	546,293,887	0	0	546,293,887
Materials	16,518,756	0	0	16,518,756
Utilities	12,358,872	0	0	12,358,872
Short-term investments
Investment companies	18,951,834	0	0	18,951,834
Total assets	$1,361,845,045	$0	$0	$1,361,845,045
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Premier Large Company Growth Fund